Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Accumulated Depreciation [Abstract]
Depreciation for the period	$ (6,187)	$ (5,462)
Net book value	253,175		$ 254,167
Vessels [Member]
Cost [Abstract]
Beginning balance	292,280	270,814	270,814
Additions for improvements	4,056		21,466
Ending balance	296,336		292,280
Accumulated Depreciation [Abstract]
Beginning balance	(38,499)	$ (27,600)	(27,600)
Depreciation for the period	(6,129)		(10,899)
Ending balance	(44,628)		(38,499)
Net book value	$ 251,708		$ 253,781